Related party transactions - Related party balance sheet (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounts receivable and prepaid expenses (due from the Scorpio Pools) | Other related parties
Disclosure of transactions between related parties [line items]
Current receivables and prepaids due from related parties	$ 160,206	$ 136,812
Other assets (pool working capital contributions)	45,794	45,761
Accounts payable and accrued expenses	141	3,471
Accounts receivable and prepaid expenses (SSM) | Other related parties
Disclosure of transactions between related parties [line items]
Current prepaid expenses	6,235	5,375
Accounts payable and accrued expenses	1,846	3,277
Accounts receivable and prepaid expenses (SSH) | Other related parties
Disclosure of transactions between related parties [line items]
Current receivables and prepaids due from related parties	7	478
Accounts payable and accrued expenses	548	459
Prepaid expenses (SCM) | Other related parties
Disclosure of transactions between related parties [line items]
Current prepaid expenses	25	26
Accounts payable and accrued expenses	62	265
Prepaid expenses (related party port agents) | Other related parties
Disclosure of transactions between related parties [line items]
Current prepaid expenses	129	385
Accounts payable and accrued expenses	1,309	2,399
Accounts payable and accrued expenses (related party bunker supplier) | Other related parties
Disclosure of transactions between related parties [line items]
Accounts payable and accrued expenses	$ 0	579
Scorpio Handymax Tanker Pool Limited
Disclosure of transactions between related parties [line items]
Working capital repayment period upon vessel's exit from each pool	6 months
Scorpio Handymax Tanker Pool Limited | Other related parties
Disclosure of transactions between related parties [line items]
Other assets (pool working capital contributions)	$ 5,294	5,661
Carbon Emissions Manager | Other related parties
Disclosure of transactions between related parties [line items]
Accounts payable and accrued expenses	0	71
Fowe | Other related parties
Disclosure of transactions between related parties [line items]
Accounts payable and accrued expenses	$ 0	$ 85